CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Operating activities:
Net income	$ 5,587	$ 20,480	$ 15,868	$ 20,601	$ 10,198
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	32,307	27,196	37,052	31,812	26,391
Amortization of intangible assets	7,481	7,384	10,005	11,344	10,761
Amortization of debt issuance costs and bond discounts	1,962	3,275
Impairment of long-lived assets			637	0	0
Amortization of debt issuance costs	1,828	3,275	4,024	4,442	4,301
Amortization of bond discounts			84	0	0
Debt extinguishment and modification costs	5,634	0	5,253	1,466	0
Loss on disposal of assets	500	23	669	549	519
Stock-based compensation	25,853	384	10,409	1,659	2,905
Accounts receivable reserve	2,373	2,242	749	3,004	4,018
Deferred lease liabilities	0	12,500	16,233	13,152	14,404
Non-cash lease expense	26,178
Deferred income taxes	789	7,496	5,831	4,745	6,579
Changes in operating assets and liabilities:
Independent operator and other accounts receivable	2,813	(256)	(642)	(2,595)	(392)
Merchandise inventories	(8,114)	(2,619)	(15,292)	(18,202)	(20,439)
Prepaid expenses and other current assets	(4,271)	(2,290)	(1,543)	(1,346)	(1,887)
Income and other taxes payable	584	(147)	159	881	1,439
Trade accounts payable	20,233	895	3,936	10,255	10,041
Accrued expenses	3,013	9,460	12,954	2,250	814
Accrued compensation	2,132	(581)	(575)	686	1,223
Operating lease liability	(20,564)
Net cash (used in) provided by operating activities	104,490	85,442	105,811	84,703	70,875
Investing activities:
Cash advances to independent operators	(9,362)	(5,488)	(10,456)	(8,471)	(7,461)
Repayments of cash advances from independent operators	3,107	2,538	3,749	3,511	3,948
Purchase of property and equipment	(71,424)	(41,091)	(64,762)	(71,066)	(58,701)
Proceeds from sales of assets	680	611	1,092	1,262	948
Intangible assets and licenses	(2,934)	(2,802)	(3,173)	(3,056)	(4,150)
Net cash used in investing activities	(79,933)	(46,232)	(73,550)	(77,820)	(65,416)
Financing activities:
Proceeds from initial public offering, net of underwriting discounts paid	407,666	0
Proceeds from issuance of shares under stock incentive plans	970	29
Repurchase of shares	(1,677)	0	(34)	(172)	(253)
Deferred offering costs paid	(7,058)	0
Principal payments on 2014 loans	0	(3,967)	(725,010)	(5,317)	(5,173)
Principal payments on 2018 loans	(399,813)	0
Payments on other financing	(619)	(70)
Dividends paid	(379)	(117)	(153,587)	(1,307)	(86,454)
Debt issuance costs paid	(690)	0	(9,991)	(1,050)	(2,571)
Proceeds from 2014 loans					90,000
Proceeds from 2018 loans			871,688
Payments on capital lease			(94)	(89)	(49)
Issuance of shares			29		172
Repurchase of shares	(1,677)	0	(34)	(172)	(253)
Net cash (used in) provided by financing activities	(1,600)	(4,125)	(16,999)	(7,935)	(4,328)
Net increase (decrease) in cash and cash equivalents	22,957	35,085	15,262	(1,052)	1,131
Cash and cash equivalents-Beginning of period	21,063	5,801	5,801	6,853	5,722
Cash and cash equivalents-End of period	44,020	40,886	21,063	5,801	6,853
Supplemental disclosure of cash flow information:
Interest			47,305	45,836	43,301
Income taxes refunded (paid) in cash			(289)	66	885
Property and equipment accrued at end of period	5,348	1,427
Deferred offering costs accrued at end of period	$ 19	$ 0
Noncash investing and financing activities:
Purchases of property and equipment included in accounts payable			$ 7,851	$ 6,883	$ 8,218